Financing (Narrative) (FY) (Details) € in Millions			1 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($)	Aug. 31, 2023 USD ($)	Sep. 29, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 28, 2024 USD ($)	Jun. 28, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Sep. 29, 2023 EUR (€)
Debt Instrument [Line Items]
Debt discounts, premiums and debt issuance costs	$ 24,000,000			$ 24,000,000			$ 21,000,000
Interest paid				0	$ 0	$ 0
Senior notes
Debt Instrument [Line Items]
Debt instrument, redemption price, percentage			101.00%
Debt discounts, premiums and debt issuance costs			$ 24,000,000
USD Notes | Senior notes
Debt Instrument [Line Items]
Aggregate principal amount			$ 2,100,000,000
4.15% Senior Unsecured Notes Due September 2031 | Senior notes
Debt Instrument [Line Items]
Aggregate principal amount | €								€ 500	€ 500	€ 500
Five-Year Facility | Bridge Loan
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity		$ 100,000,000
Five-Year Facility | Revolving credit facility
Debt Instrument [Line Items]
Commitment fee, percent	0.09%
Five-Year Facility | Revolving credit facility | Minimum
Debt Instrument [Line Items]
Commitment fee, percent		0.08%
Five-Year Facility | Revolving credit facility | Maximum
Debt Instrument [Line Items]
Commitment fee, percent		0.20%
Five-Year Facility | Revolving credit facility | Federal funds rate
Debt Instrument [Line Items]
Basis spread percentage to determine floating interest rate		50.00%
Five-Year Facility | Revolving credit facility | Line of Credit
Debt Instrument [Line Items]
Credit facility term		5 years
Line of credit, maximum borrowing capacity		$ 1,500,000,000
Outstanding under Credit Facility	$ 0			0			0
Consolidated net leverage ratio, maximum		3.75
Five-Year Facility | Revolving credit facility | SOFR Rate Loans | SOFR | Minimum
Debt Instrument [Line Items]
Basis spread percentage to determine floating interest rate		0.795%
Five-Year Facility | Revolving credit facility | SOFR Rate Loans | SOFR | Maximum
Debt Instrument [Line Items]
Basis spread percentage to determine floating interest rate		1.30%
Five-Year Facility | Revolving credit facility | Base Rate Loans and Swing Line Loans | SOFR
Debt Instrument [Line Items]
Basis spread percentage to determine floating interest rate		1.00%
Five-Year Facility | Revolving credit facility | Base Rate Loans and Swing Line Loans | Fixed 1% Rate
Debt Instrument [Line Items]
Basis spread percentage to determine floating interest rate		1.00%
Five-Year Facility | Revolving credit facility | Base Rate Loans and Swing Line Loans | Fixed 1% Rate | Minimum
Debt Instrument [Line Items]
Basis spread percentage to determine floating interest rate		0.00%
Five-Year Facility | Revolving credit facility | Base Rate Loans and Swing Line Loans | Fixed 1% Rate | Maximum
Debt Instrument [Line Items]
Basis spread percentage to determine floating interest rate		0.30%
Five-Year Facility | Revolving credit facility | Alternative Currency Loans | EURIBOR | Minimum
Debt Instrument [Line Items]
Basis spread percentage to determine floating interest rate		0.795%
Five-Year Facility | Revolving credit facility | Alternative Currency Loans | EURIBOR | Maximum
Debt Instrument [Line Items]
Basis spread percentage to determine floating interest rate		1.30%
Five-Year Facility | Revolving credit facility | Commercial paper
Debt Instrument [Line Items]
Outstanding under Credit Facility	$ 0			$ 0			$ 0
Five-Year Facility | Revolving credit facility, alternative currency sublimit | Line of Credit
Debt Instrument [Line Items]
Alternate currency sublimit percentage equal to aggregate commitment		90.00%